Cover	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36583
Entity Tax Identification Number	94-3021850
Entity Address, Address Line One	32000 Aurora Road Suite B
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44139
City Area Code	440
Local Phone Number	715-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EFOI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000924168
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	32000 Aurora Road Suite B
Entity Address, Postal Zip Code	44139
Entity Address, State or Province	OH
Entity Address, City or Town	Solon,
Document Period End Date	Mar. 17, 2022
Entity Registrant Name	ENERGY FOCUS, INC/DE